OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OTHER CURRENT LIABILITIES
Schedule Of Other Current Liabilities
	March 31,	December 31,
(in thousands)	2022	2021
Excise and cannabis tax	$4,754	$2,830
Third party brand distribution accrual	77	78
Insurance and professional fee accrual	1,078	651
Other	315	147
Total other current liabilities	$6,224	$3,706

	December 31,	December 31,
(in thousands)	2021	2020
Excise and cannabis tax	$2,830	$5,780
Third party brand distribution accrual	78	584
Insurance and professional fee accrual	651	746
Other	147	1,750
Total other current liabilities	$3,706	$8,860